Lease Liability	12 Months Ended
Dec. 31, 2025
Lease Liability [Abstract]
Lease Liability
14.	Lease Liability

On January 1, 2025, the Company entered into a lease agreement for an office space with a monthly lease payment of $12,000 over a period of two years. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate.

Pursuant to the acquisition of First Towers (note 4), part of the net liabilities assumed by the Company consist primarily of ground leases for tower and fiber infrastructure sites in Mexico. As of the acquisition date, First Towers owns and deployed 24 towers and an additional 6 are under construction.

During the year ended December 31, 2025, subsequent to the acquisition, First Towers completed the construction of 6 lease towers, and with this First Towers now have 30 cellular towers deployed. Of the six towers, three were leased and have the following monthly lease payment and terms: MX$6,500 over a period of 10 years, MX$4,000 over a period of 10 years and MX$5,000 over a period of 5 years. The lease for the remaining three towers is still pending and have been deemed as not yet available for use during the year ended December 31, 2025. All leases contain extension and termination options to provide flexibility in managing the portfolio. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using First Towers’ existing incremental borrowing rate.

The details of the lease liability recognized as at December 31, 2025 are as follows:

	Office Lease	Tower Leases	Total
Balance, December 31, 2023	$135,337	$—	$135,337
Accrued interest	4,663	—	4,663
Lease payables transferred back from AP for cash settlement	160,000	—	160,000
Cash payments	(300,000)	—	(300,000)
Movement in exchange rates	—	—	—
Balance, December 31, 2024	—	—	—
Additions	272,274	64,653	336,927
Acquisition (note 4)	—	189,096	189,096
Accrued interest	11,564	8,973	20,537
Cash payments	(96,000)	(17,782)	(113,782)
Reclass to Accounts payable	(48,000)	—	(48,000)
Movement in exchange rates	—	11,343	11,343
Balance, December 31, 2025	$139,838	$256,283	$396,121

	Maturity	Incremental borrowing rate	December 31, 2025	December 31, 2024
Current	2025	0.83% - 5.45%	$187,442	$—
Non-current	2035	0.83% - 5.45%	208,679	—
			$396,121	$—

The Company has committed to the following undiscounted minimum lease payments remaining as at December 31, 2025:

Years ended December 31:
2026	$213,739
2027	51,553
2028	51,553
2029	51,553
2030	51,553
Thereafter	67,227
$487,178